BASIS OF PRESENTATION, STATEMENT OF COMPLIANCE WITH IFRS AND GOING CONCERN	9 Months Ended
Sep. 30, 2024
General Information About Financial Statements [Abstract]
BASIS OF PRESENTATION, STATEMENT OF COMPLIANCE WITH IFRS AND GOING CONCERN	BASIS OF PRESENTATION, STATEMENT OF COMPLIANCE WITH IFRS AND GOING CONCERN
These consolidated financial statements have been prepared in accordance with International Accounting Standard ("IAS") 34 - Interim Financial Reporting, as issued by the International Accounting Standards Board ("IASB") and are expressed in United States ("US") dollars for reporting purposes. Certain information and footnote disclosures normally included in annual audited consolidated financial statements prepared in accordance with International Financial Reporting Standards ("IFRS"), as issued by IASB, have been omitted or condensed and, therefore, these consolidated financial statements should be read in conjunction with the most recent annual consolidated financial statements for the year ended December 31, 2023. The results from operations for the interim period do not necessarily reflect the result expected for the full fiscal year. The Company’s sales have historically experienced substantial fluctuations from quarter to quarter, particularly considering that they have been mainly comprised of sales of school buses which are mainly driven by the school calendar. While the Company expects to continue to experience seasonal variations in its sales in the foreseeable future, management believes that the mix of product sales may vary considerably in the future, especially in connection with the Company’s execution of its growth strategy. As a result, it is difficult to predict if any historical trends will be reproduced in the future.
These consolidated financial statements reflect all adjustments which are, in the opinion of management, necessary to present a fair statement of the results for these interim periods. These adjustments are of a normal recurring nature.
2 - BASIS OF PRESENTATION, STATEMENT OF COMPLIANCE WITH IFRS AND GOING CONCERN (CONTINUED)
The consolidated financial statements have been prepared on a going concern basis, which assumes the Company will continue its operations in the foreseeable future and that it will be able to realize its assets and discharge its liabilities in the normal course of operations. In making the assessment that the Company continues to be a going concern, management have taken into account all available information about the future. During the three and nine months ended September 30, 2024, the Company generated a net loss of $33,945,985 and $74,908,660, respectively (September 30, 2023 - $19,852,573 and $47,223,604, respectively). For the nine months ended September 30, 2024, the Company also had negative cash flows from operating activities of $31,568,669 (nine months ended September 30, 2023 – $86,245,911) and a working capital (current assets less current liabilities) of $32,407,364 (December 31, 2023 - $210,961,639). As at September 30, 2024, the Company has an accumulated deficit of $330,654,757 (December 31, 20233 - $255,746,097).
Also, based on current assessment of management, it is not certain that cash and forecasted cash flows from operations will be sufficient to meet the Company’s obligations coming due over the next twelve months, and, as a result, the Company’s ability to continue as a going concern is dependent on, among other things, its ability to raise additional funds in order to meet its capital requirements and satisfy its obligations as they become due (such as upcoming interest payment obligations under, and repayment at maturity of, certain of its debt instruments), including in connection with the expiration of the covenant relief period on November 15, 2024 and/or the maturity of the Finalta-CDPQ Loan Agreement on November 30, 2024 (refer to Note 8).
During the nine months ended September 30, 2024, the Company has reviewed and considered different opportunities that may enable the Company to improve its near-term liquidity, strengthen its financial position and continue to pursue its business strategy, and management is currently seeking potential sources of financing and/or other opportunities that may enable it to improve its liquidity and strengthen its financial position. Such opportunities include certain refinancing initiatives related to its debt instruments, the sale of certain of its assets and/or any other opportunities or alternatives. That being said, given the Company’s recurring operating losses and negative cash flows and current financial position as well as certain factors outside of its control such as dynamics impacting the industries in which the Company operates and the fact that the Company has raised substantial amounts of capital in the past, there is no certainty that the Company will be able to raise additional funds and there can be no assurance that the Company will be successful in pursuing and implementing any such other opportunities, nor any assurance as to the outcome or timing of any such other opportunities. As a result, the Company will need to negotiate further amendments, concessions or waivers to agreements with the holders of its debt instruments in connection with the expiry of the covenant relief period and upcoming maturity of the Finalta-CDPQ Loan Agreement.
In the event the Company cannot raise such additional funds or negotiate such amendments, concessions or waivers, current forecasts of management (before taking into account any potential additional funds or further amendments, concessions or waivers to the Company’s debt instruments) indicate that the Company may in the future breach certain covenants under its debt instruments, including at the expiry of the covenant relief period. Any breach under the Company’s debt instruments could result, either directly or as a result of the application of cross default or cross acceleration provisions, in the Company’s lenders exercising their rights thereunder, including to request immediate repayment of amounts borrowed by the Company.
2 - BASIS OF PRESENTATION, STATEMENT OF COMPLIANCE WITH IFRS AND GOING CONCERN (CONTINUED)
Management is currently in discussion with the holders of certain of its debt instruments to negotiate potential amendments, concessions or waivers thereto. While the Company has been able to secure certain covenant relief and other concessions from its lenders in the past, there can be no assurances that it will be able to negotiate such amendments, concessions or waivers if and when needed in the future, including in connection with the end of the covenant relief period and/or the maturity of the Finalta-CDPQ Loan Agreement.
These conditions indicate the existence of a material uncertainty that may cast significant doubt about the Company’s ability to continue as a going concern.
The condensed consolidated financial statements do not reflect any adjustments to the amounts and classification of assets and liabilities that would be necessary should the Company be unable to continue as a going concern. Such adjustments could be material.
These consolidated financial statements have been approved for issue by the Board of Directors on November 6, 2024.